Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Revenue and Expenses Related to all Discontinued Operations

Revenue and expenses related to all discontinued operations are detailed in the table below in US dollars:

	Year ended Dec 31, 2025		Year ended Dec 31, 2024
	$		$
Revenue		-		724,338
Cost of revenue		-		(752,831)
Selling expenses		-		(61,243)
General and administrative expenses		-		(265,473)
Other (expenses) income		-		(989)
Loss from disposal of discontinued operations		-		(176,500)
Income tax (expenses) benefit from continuing operations		-		-
Results of discontinued operations		-		(532,698)